Borrowings - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Federal Home Loan Bank advances and other borrowings			$ 81,525	$ 107,000
Investment in common securities of the trust			1,200	1,200
Subordinated notes			$ 49,486	$ 49,486
Subordinated notes due 2035
Borrowings
Year end weighted rate (in percent)			6.44%	7.47%
Subordinated notes			$ 23,712	$ 23,712
Subordinated notes due 2034
Borrowings
Year end weighted rate (in percent)			7.31%	8.34%
Subordinated notes			$ 25,774	$ 25,774
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool	$ 23,000
Basis spread on variable rate (in percent)			1.83%
Trust preferred securities, prepayment period	5 years
Trust preferred securities, period	5 years
Investment in common securities of the trust	$ 700
Investment in preferred interests of the trust by a third party during the period	$ 23,000
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25,000
Basis spread on variable rate (in percent)			2.70%
Investment in common securities of the trust		$ 800
Bank
Borrowings
Federal Home Loan Bank advances and other borrowings			$ 81,400
Maximum additional borrowing amount under agreement with FHLB			$ 187,300